PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE E - PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	September 30, 2024	December 31, 2023
Security deposits	$122,680	$71,300
Prepaid VAT	10,090	7,821
Prepaid professional fees	330,429	43,712
Prepaid insurance	571,424	-
Prepaid other	40,480	78,460
Prepaid expenses and other current assets	$1,075,103	$201,293

NOTE D – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following at December 31, 2023 and 2022:

	December 31,
	2023	2022
Security deposits	$71,300	$-
Prepaid VAT	7,821	-
Prepaid legal fees	43,712	-
Prepaid other	78,460	250
Prepaid expenses and other current assets	$201,293	$250